Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Inventories [Abstract]
INVENTORIES

NOTE 4. INVENTORIES

Inventories consisted of the following:

	June 30,	December 31,
	2025	2024
Inventory – work in progress	$4,018,483	$4,480,440
Inventory – work in progress shipping and consumables	575,485	640,675
Inventory – work in progress labor	754,421	699,087
Resale inventory	611,500	931,990
Finished Goods	1,533,274	3,832,907
Overhead allocated to inventory	425,389	596,707
	$7,918,552	$11,181,806

NOTE 6. INVENTORIES

Inventories consisted of the following:

	December 31,
	2024	2023
	As Restated
Inventory – work in progress	$4,480,440	$1,494,795
Inventory – work in progress shipping and consumables	640,675	373,979
Inventory – work in progress labor	699,087	421,880
Resale inventory	931,990	1,110,620
Overhead allocated to inventory	596,707	458,258
Finished goods	3,832,907	5,748,234
Total inventory	$11,181,806	$9,607,766